General and Administrative (Tables)	12 Months Ended
Feb. 28, 2021
Selling General And Administrative Expense [Abstract]
Summary of General and Administrative Expense

The following items have been included in arriving at general and administrative:

	Year ended February 28, 2021	Year ended February 29, 2020	Year ended February 28, 2019
	US$	US$	US$
Management fees	1,721,830	915,000	918,353
Legal fees	5,263,332	36,032	—
Professional fees	1,015,413	86,693	25,358
Consultancy fees	771,314	68,500	43,609
Staff cost	5,185,095	325,598	—
Travelling expenses	70,237	4,567	87,884
Depreciation of right-of-use assets	115,931	—	—